     UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
__________________________________________

SMA Relationship Trust

_______________________________________________________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
_______________________________________________________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Americas Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

SMA Relationship Trust – Series A

Industry diversification (unaudited)(1)
As a percentage of net assets as of March 31, 2009

Common stocks
Aerospace & defense	0.09%
Air freight & logistics	0.59
Airlines	0.08
Auto components	0.13
Automobiles	0.69
Beverages	0.67
Biotechnology	1.09
Building products	0.21
Capital markets	1.13
Chemicals	1.68
Commercial banks	4.06
Commercial services & supplies	0.96
Communications equipment	0.23
Computers & peripherals	1.99
Construction & engineering	0.46
Construction materials	0.55
Consumer finance	0.19
Distributors	0.28
Diversified consumer services	0.82
Diversified financial services	1.00
Diversified telecommunication services	1.13
Electric utilities	1.15
Electrical equipment	0.28
Electronic equipment, instruments & components	0.66
Energy equipment & services	0.92
Food & staples retailing	2.04
Food products	0.41
Health care equipment & supplies	1.53
Health care providers & services	2.10
Hotels, restaurants & leisure	1.79
Household durables	0.24
Household products	0.54
Industrial conglomerates	1.05
Insurance	1.65
Internet & catalog retail	0.44
IT services	1.71
Leisure equipment & products	0.24
Life sciences tools & services	0.46
Machinery	1.33
Marine	0.14
Media	1.56
Metals & mining	0.95
Multiline retail	0.45
Multi-utilities	1.17
Office electronics	0.47
Oil, gas & consumable fuels	5.47
Paper & forest products	0.11
Personal products	0.47
Pharmaceuticals	3.20
Professional services	0.76
Real estate investment trusts (REITs)	0.38
Real estate management & development	0.06
Road & rail	0.75
Semiconductors & semiconductor equipment	1.18
Software	2.75
Specialty retail	0.84
Tobacco	0.38
Trading companies & distributors	0.47
Water utilities	0.08
Wireless telecommunication services	2.25

Total common stocks	60.46
Investment companies
UBS U.S. Equity Alpha Relationship Fund	14.95
UBS U.S. Large Cap Growth Equity Relationship Fund	17.51

Total investment companies	32.46
Short-term investment	7.56

Total investments	100.48
Liabilities, in excess of cash and other assets	(0.48)

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the SMA Relationship Trust - Series A. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

SMA Relationship Trust – Series A – Portfolio of investments
March 31, 2009 (unaudited)

Security description	Shares	Value

Common stocks — 60.46%
Australia — 0.93%
National Australia Bank Ltd.	2,270	$31,822
Qantas Airways Ltd.	12,609	15,339
QBE Insurance Group Ltd.	6,489	87,251
Westpac Banking Corp.	1,798	23,934
Woodside Petroleum Ltd.	458	12,057

		170,403

Austria — 0.08%
Telekom Austria AG	936	14,145

Bermuda — 0.43%
Accenture Ltd., Class A	2,000	54,980
Covidien Ltd.	700	23,268

		78,248

Canada — 0.91%
Canadian Imperial Bank of Commerce	1,300	47,307
EnCana Corp.	800	32,488
George Weston Ltd.	300	13,920
Power Financial Corp.	1,100	17,955
Toronto-Dominion Bank	1,600	55,152

		166,822

Cayman Islands — 0.08%
Seagate Technology	2,400	14,424

China — 0.32%
Cheung Kong Infrastructure Holdings Ltd.	3,000	12,001
Esprit Holdings Ltd.	5,100	26,327
Hang Seng Bank Ltd.	1,900	19,315

		57,643

Finland — 0.17%
Stora Enso Oyj, Class R*	2,511	8,891
Tietoenator Oyj	1,067	11,054
UPM-Kymmene Oyj	1,888	10,891

		30,836

France — 3.26%
AXA SA	1,718	20,860
BNP Paribas	1,865	76,869
Cie Generale de Geophysique-Veritas*	864	10,007
France Telecom SA	4,689	106,633
GDF Suez	2,245	77,188
L’Oreal SA	229	15,791
Societe Generale	700	27,488
Technip SA	197	6,943
Total SA	5,087	252,294

		594,073

Germany — 1.74%
Allianz SE	465	39,173
BASF SE	821	24,923
Daimler AG	621	15,785
Deutsche Bank AG	312	12,691
E.ON AG	600	16,701
Fresenius Medical Care AG & Co. KGaA ADR	900	34,830
Henkel AG & Co KGaA, Preference shares	2,909	79,085
Metro AG	453	14,973
SAP AG	603	21,414
Siemens AG	995	56,981

		316,556

Ireland — 0.47%
CRH PLC	2,301	49,492
Elan Corp. PLC ADR*	5,500	36,520

		86,012

Italy — 0.55%
ENI SpA	2,574	49,558
Intesa Sanpaolo SpA	11,732	32,264
Terna-Rete Elettrica Nazionale SpA	1,641	5,112
UniCredit SpA	8,433	13,964

		100,898

Japan — 4.56%
Bank of Yokohama Ltd.	6,000	25,778
Benesse Corp.	600	22,076
Bridgestone Corp.	800	11,553
Canon, Inc.	1,700	49,588
Central Japan Railway Co.	7	39,360
Funai Electric Co., Ltd.	200	5,904
Honda Motor Co., Ltd.	2,300	55,031
ITOCHU Corp.	3,000	14,794
Japan Tobacco, Inc.	15	40,059
JFE Holdings, Inc.	1,100	24,305
Kao Corp.	1,000	19,607
Keyence Corp.	110	20,685
Komatsu Ltd.	2,700	29,950
Leopalace21 Corp.	1,800	10,657
Mitsubishi UFJ Financial Group, Inc.	4,800	23,581
Mitsui OSK Lines Ltd.	5,000	24,808
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,100	25,817
Nintendo Co., Ltd.	100	29,334
Nippon Electric Glass Co., Ltd.	2,000	14,204
Nippon Mining Holdings, Inc.	4,500	18,157
NTT DoCoMo, Inc.	16	21,831
Panasonic Corp.	1,000	10,989
Ricoh Co., Ltd.	3,000	36,105
Sankyo Co., Ltd.	1,000	43,284
Shin-Etsu Chemical Co., Ltd.	700	34,357
Sompo Japan Insurance, Inc.	5,000	26,182
Sumitomo Metal Industries Ltd.	17,000	34,563
Sumitomo Metal Mining Co., Ltd.	2,000	19,361
Sumitomo Mitsui Financial Group, Inc.	700	24,693
Sumitomo Trust & Banking Co., Ltd.	5,000	19,387
Toyota Motor Corp.	1,700	54,524

		830,524

Luxembourg — 0.21%
ArcelorMittal	1,855	37,544

Netherlands — 1.06%
Akzo Nobel NV	268	10,155
ASML Holding NV, Class G	2,100	36,771
ASML Holding NV	1,910	33,809
Qiagen NV*	2,000	31,920
Reed Elsevier NV	1,709	18,276
Royal Dutch Shell PLC, Class B	2,837	62,185

		193,116

Norway — 0.43%
Norsk Hydro ASA	6,400	24,342
Petroleum Geo-Services ASA*	5,100	21,445
Telenor ASA	5,600	32,118

		77,905

Portugal — 0.13%
Portugal Telecom SGPS SA	2,975	23,057

Singapore — 0.43%
DBS Group Holdings Ltd.	5,000	28,036
Oversea-Chinese Banking Corp. Ltd.	4,000	12,741
United Overseas Bank Ltd.	6,000	38,382

		79,159

Spain — 0.17%
Banco Santander SA	4,421	30,397

Sweden — 0.12%
Skandinaviska Enskilda Banken AB, Class A	5,000	15,686
Telefonaktiebolaget LM Ericsson, Class B	800	6,501

		22,187

Switzerland — 2.15%
Adecco SA	1,001	31,317
Credit Suisse Group AG	1,274	38,642
Holcim Ltd.	547	19,450
Nestle SA	758	25,658
Novartis AG	333	12,569
Roche Holding AG	1,757	241,226
Zurich Financial Services AG	148	23,355

		392,217

United Kingdom — 3.92%
Associated British Foods PLC	5,297	48,489
Barclays PLC	29,322	62,552
BP PLC	28,152	188,407
British Sky Broadcasting Group PLC	12,489	77,522
Centrica PLC	4,925	16,105
Prudential PLC	7,454	35,918
Rio Tinto PLC	1,031	34,523
Severn Trent PLC	1,077	15,272
Tesco PLC	24,911	119,223
Tullow Oil PLC	4,493	51,647
Vodafone Group PLC	34,137	59,637
Wolseley PLC*	1,525	5,047

		714,342

United States — 38.34%
Aetna, Inc.	1,600	38,928
Affiliated Computer Services, Inc., Class A*	1,300	62,257
Aflac, Inc.	1,200	23,232
Allergan, Inc.	3,300	157,608
Amazon.com, Inc.*	1,100	80,784
American Electric Power Co., Inc.	1,800	45,468
American Tower Corp., Class A*	2,700	82,161
Amgen, Inc.*	1,700	84,184
Amphenol Corp., Class A	3,000	85,470
Analog Devices, Inc.	1,400	26,978
Apple, Inc.*	400	42,048
Arch Coal, Inc.	600	8,022
AT&T, Inc.	1,100	27,720
Atmel Corp.*	4,700	17,061
Autodesk, Inc.*	1,200	20,172
Avon Products, Inc.	900	17,307
Baker Hughes, Inc.	500	14,275
Bank of New York Mellon Corp.	500	14,125
BioMarin Pharmaceutical, Inc.*	2,100	25,935
BorgWarner, Inc.	600	12,180
Burger King Holdings, Inc.	4,700	107,865
Burlington Northern Santa Fe Corp.	1,600	96,240
C.H. Robinson Worldwide, Inc.	1,000	45,610
C.R. Bard, Inc.	900	71,748
Capital One Financial Corp.	1,100	13,464
Carnival Corp.	1,600	34,560
Central European Distribution Corp.*	2,400	25,824
Citigroup, Inc.	3,500	8,855
CME Group, Inc.	100	24,639
Cognizant Technology Solutions Corp., Class A*	5,000	103,950
Comcast Corp., Class A	6,200	84,568
Concur Technologies, Inc.*	3,100	59,489
CONSOL Energy, Inc.	500	12,620
Constellation Brands, Inc., Class A*	8,100	96,390
Continental Resources, Inc.*	2,700	57,267
Costco Wholesale Corp.	300	13,896
Darden Restaurants, Inc.	1,000	34,260
Data Domain, Inc.*	2,400	30,168
DaVita, Inc.*	1,400	61,530
Dell, Inc.*	8,600	81,528
Digital Realty Trust, Inc. (REIT)	2,100	69,678
Discover Financial Services	3,500	22,085
Dun & Bradstreet Corp.	1,400	107,800
Ecolab, Inc.	4,000	138,920
EnergySolutions, Inc.	5,300	45,845
ENSCO International, Inc.	1,500	39,600
EOG Resources, Inc.	400	21,904
Estee Lauder Cos., Inc., Class A	2,100	51,765
Exelon Corp.	2,700	122,553
Express Scripts, Inc.*	2,000	92,340
F5 Networks, Inc.*	1,700	35,615
FedEx Corp.	1,400	62,286
Fifth Third BanCorp.	6,500	18,980
FirstEnergy Corp.	200	7,720
Fiserv, Inc.*	2,200	80,212
Flowserve Corp.	300	16,836

Fortune Brands, Inc.	1,100	27,005
GameStop Corp., Class A*	1,700	47,634
General Dynamics Corp.	400	16,636
General Electric Co.	13,300	134,463
Genzyme Corp.*	1,500	89,085
H&R Block, Inc.	2,100	38,199
Halliburton Co.	2,200	34,034
Henry Schein, Inc.*	1,300	52,013
Hewlett-Packard Co.	800	25,648
Home Depot, Inc.	1,000	23,560
Illinois Tool Works, Inc.	4,500	138,825
Immucor, Inc.*	3,800	95,570
Intel Corp.	2,500	37,625
IntercontinentalExchange, Inc.*	600	44,682
JPMorgan Chase & Co.	1,300	34,554
LKQ Corp.*	3,600	51,372
Macy’s, Inc.	3,900	34,710
Martin Marietta Materials, Inc.	400	31,720
Masco Corp.	5,400	37,692
Medco Health Solutions, Inc.*	1,400	57,876
Medtronic, Inc.	3,000	88,410
Merck & Co., Inc.	500	13,375
MetroPCS Communications, Inc.*	5,300	90,524
Micron Technology, Inc.*	6,700	27,202
Micros Systems, Inc.*	2,500	46,875
Microsoft Corp.	3,000	55,110
Monsanto Co.	200	16,620
Morgan Stanley	1,700	38,709
MSC Industrial Direct Co., Class A	2,100	65,247
MSCI, Inc., Class A*	2,300	38,893
Nasdaq OMX Group, Inc.*	1,500	29,370
National Oilwell Varco, Inc.*	800	22,968
NCR Corp.*	4,400	34,980
NetApp, Inc.*	3,400	50,456
Newfield Exploration Co.*	1,700	38,590
News Corp., Class A	3,200	21,184
NiSource, Inc.	4,200	41,160
Nuance Communications, Inc.*	4,200	45,612
Omnicom Group, Inc.	1,800	42,120
O’Reilly Automotive, Inc.*	1,600	56,016
PACCAR, Inc.	1,000	25,760
Pfizer, Inc.	2,700	36,774
Philip Morris International, Inc.	800	28,464
Praxair, Inc.	1,200	80,748
Psychiatric Solutions, Inc.*	1,700	26,741
Quanta Services, Inc.*	3,900	83,655
Range Resources Corp.	800	32,928
Republic Services, Inc.	2,710	46,476
Roper Industries, Inc.	1,200	50,940
SanDisk Corp.*	3,300	41,745
SBA Communications Corp., Class A*	3,800	88,540
Sempra Energy	1,700	78,608
Smith International, Inc.	700	15,036
Solera Holdings, Inc.*	4,200	104,076
Southwestern Energy Co.*	3,200	95,008
Sprint Nextel Corp.*	18,600	66,402
SPX Corp.	700	32,907
Starwood Hotels & Resorts Worldwide, Inc.	700	8,890
Stericycle, Inc.*	1,700	81,141
Strayer Education, Inc.	500	89,935
Symantec Corp.*	5,600	83,664
SYSCO Corp.	9,300	212,040
Target Corp.	1,400	48,146
TD Ameritrade Holding Corp.*	7,400	102,194
Teradata Corp.*	2,500	40,550
Tessera Technologies, Inc.*	1,400	18,718
Thermo Fisher Scientific, Inc.*	1,500	53,505
Time Warner Cable, Inc.	167	4,152
Time Warner, Inc.	667	12,867
Ultra Petroleum Corp.*	1,100	39,479
UnitedHealth Group, Inc.	800	16,744
Viacom, Inc., Class B*	1,400	24,332
VMware, Inc., Class A*	1,476	34,863
Wells Fargo & Co.	7,900	112,496
WMS Industries, Inc.*	5,900	123,369
Wyeth	2,000	86,080
Wynn Resorts Ltd.*	800	15,976

Xilinx, Inc.	900	17,244
XTO Energy, Inc.	900	27,558

		6,989,600

Total common stocks (cost — $17,377,842)		11,020,108

	Units
Investment companies — 32.46%
UBS U.S. Equity Alpha Relationship Fund*(1)	411,123	2,724,020
UBS U.S. Large Cap Growth Equity Relationship Fund*(1)	410,799	3,192,317

Total investment companies (cost — $10,035,075)		5,916,337

Short-term investment — 7.56%
JPMorgan Liquid Asset Money Market Fund, 0.556%(2) (cost — $1,378,894)	1,378,894	1,378,894

Total investments — 100.48% (cost — $28,791,811)
		18,315,339
Liabilities, in excess of cash and other assets — (0.48)%		(87,858)

Net assets — 100.00%		$18,227,481

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $28,791,811; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$82,538
Gross unrealized depreciation	(10,559,010)

Net unrealized depreciation	$(10,476,472)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.

ADR	American depositary receipt
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust

Forward foreign currency contracts

SMA Relationship Trust – Series A had the following open forward foreign currency contracts as of March 31, 2009:

					Unrealized
	Contracts to			Maturity	appreciation/
	deliver	In exchange for		dates	(depreciation)

Australian Dollar	1,890,000	USD	1,239,437	06/18/09	$(68,223)
Australian Dollar	485,000	USD	339,466	06/18/09	3,903
Canadian Dollar	3,245,000	USD	2,606,144	06/18/09	30,229
Euro	4,280,000	USD	5,571,457	06/18/09	(115,193)
Euro	890,000	USD	1,234,590	06/18/09	52,086
Great Britain Pound	450,000	USD	674,208	06/18/09	28,384
Great Britain Pound	835,000	USD	1,154,746	06/18/09	(43,615)
Hong Kong Dollar	2,530,000	USD	326,503	06/18/09	(81)
Japanese Yen	3,900,000	USD	39,555	04/01/09	155
Japanese Yen	88,300,000	USD	948,396	06/18/09	55,232
Malaysian Ringgit	873,000	USD	233,860	06/03/09	(5,312)
New Taiwan Dollar	8,100,000	USD	235,534	06/03/09	(3,856)
Singapore Dollar	420,000	USD	282,436	06/18/09	6,529
South African Rand	2,830,000	USD	266,760	06/18/09	(27,178)
Swedish Krona	3,155,261	EUR	285,000	06/18/09	(5,397)
Swedish Krona	6,610,000	USD	855,351	06/18/09	50,769
Swedish Krona	2,960,000	USD	337,040	06/18/09	(23,257)
Swiss Franc	410,000	EUR	269,879	06/18/09	(2,229)
United States Dollar	1,319,922	AUD	2,010,000	06/18/09	70,764
United States Dollar	488,193	CAD	590,000	06/18/09	(19,845)
United States Dollar	1,678,130	CAD	2,145,000	06/18/09	24,593
United States Dollar	2,020,916	EUR	1,460,000	06/18/09	(81,077)
United States Dollar	2,023,304	EUR	1,575,000	06/18/09	69,331
United States Dollar	785,083	GBP	525,000	06/18/09	(31,622)
United States Dollar	582,173	GBP	410,000	06/18/09	6,243
United States Dollar	326,418	HKD	2,530,000	06/18/09	166
United States Dollar	233,437	KRW	352,000,000	06/03/09	21,694
United States Dollar	586,786	MYR	2,168,000	06/03/09	7,171
United States Dollar	2,682,744	SEK	21,490,000	06/18/09	(66,941)
United States Dollar	91,426	SGD	140,000	06/18/09	543
United States Dollar	752,161	TWD	26,100,000	06/03/09	19,206
United States Dollar	272,995	ZAR	2,830,000	06/18/09	20,943

Net unrealized depreciation on forward foreign currency contracts					$(25,885)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
KRW	Korean Won
MYR	Malaysian Ringgit
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts SMA Relationship Trust – Series A had the following open futures contracts as of March 31, 2009:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US treasury futures sell contracts:
10 Year US Treasury Notes, 7 contracts (USD)	June 2009	$(850,544)	$(868,547)	$(18,003)
Index futures buy contracts:
Amsterdam Exchanges Index, 31 contracts (EUR)	April 2009	1,717,903	1,777,852	59,949
FTSE 100 Index, 20 contracts (GBP)	June 2009	1,087,120	1,112,309	25,189
IBEX 35 Index, 1 contracts (EUR)	April 2009	100,595	103,493	2,898
MSCI Taiwan Index, 18 contracts (USD)	April 2009	352,188	349,701	(2,487)
NIKKEI 225 Index, 6 contracts (JPY)	June 2009	489,542	500,424	10,882
S&P MIB Index, 7 contracts (EUR)	June 2009	659,432	716,501	57,069
Index futures sell contracts:
CAC 40 Euro Index, 13 contracts (EUR)	April 2009	(479,009)	(484,415)	(5,406)
DAX Index, 5 contracts (EUR)	June 2009	(671,830)	(682,693)	(10,863)
FTSE/JSE Top 40 Index, 19 contracts (ZAR)	June 2009	(366,816)	(377,601)	(10,785)
Hang Seng Stock Index, 3 contracts (HKD)	April 2009	(266,996)	(263,170)	3,826
MSCI Singapore Index, 1 contracts (SGD)	April 2009	(26,589)	(26,858)	(269)
OMXS 30 Index, 16 contracts (SEK)	April 2009	(126,453)	(125,210)	1,243
S&P 500 Index, 74 contracts (USD)	June 2009	(2,661,088)	(2,940,760)	(279,672)
S&P MidCap 400 Index, 75 contracts (USD)	June 2009	(3,260,749)	(3,659,250)	(398,501)
S&P Toronto Stock Exchange 60 Index, 22 contracts (CAD)	June 2009	(1,767,779)	(1,835,660)	(67,881)
SPI 200 Index, 16 contracts (AUD)	June 2009	(938,820)	(993,962)	(55,142)
Interest rate futures buy contracts:
Australian 10 Year Bond, 18 contracts (AUD)	June 2009	1,418,985	1,412,241	(6,744)
Euro-Bund, 12 contracts (EUR)	June 2009	1,967,569	1,983,812	16,243
Interest rate futures sell contracts:
Canadian 10 Year Bond, 12 contracts (CAD)	June 2009	(1,186,311)	(1,205,901)	(19,590)
Long Gilt, 12 contracts (GBP)	June 2009	(2,083,857)	(2,121,454)	(37,597)
SGX Mini Japanese 10 Year Bond, 29 contracts (JPY)	June 2009	(4,064,328)	(4,042,744)	21,584

Net unrealized depreciation on futures contracts				$(714,057)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Swap agreements

SMA Relationship Trust—Series A had outstanding interest rate swap agreements with the following terms as of March 31, 2009:

						Payments			Unrealized
			Termination	Payments made		received by the			appreciation/
Counterparty	Notional amount		dates	by the Fund		Fund		Value	(depreciation)

Deutsche Bank AG	GBP	600,000	04/02/38	4.6500	%(1)	6.3700	%(2)	$(118,111)	$(118,111)
Deutsche Bank AG	GBP	600,000	04/02/38	—	(3)	3.7000	(1)	44,951	44,951
Deutsche Bank AG	GBP	450,000	08/05/38	—	(3)	3.8750	(1)	69,489	69,489
Deutsche Bank AG	GBP	500,000	08/05/38	4.6375	(1)	2.3150	(2)	(104,729)	(104,729)

								$(108,400)	$(108,400)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 6 month LIBOR (GBP BBA).
(3)	Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
GBP	Great Britain Pound

SMA Relationship Trust—Series A had outstanding credit default swap agreements with the following terms as of March 31, 2009:

Credit default swaps on credit indices — sell protection(1)

						Upfront
				Payments	Payments	payments
			Termination	made by	received by	made		Unrealized	Credit
Counterparty	Notional	amount	dates	the Fund	the Fund	(received)	Value	depreciation	spread(2)

Deutsche Bank AG	USD	5,286,500	06/20/13	—(3)	5.0000%(4)	$—	$(1,520,985)	$(1,520,985)	16.303%
Deutsche Bank AG	USD	2,537,600	06/20/13	—(5)	1.5500(4)	—	(115,040)	(115,040)	2.607
Deutsche Bank AG	EUR	2,300,000	06/20/13	—(6)	6.5000(4)	—	(561,411)	(561,411)	12.847

						$—	$(2,197,436)	$(2,197,436)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.
(4)	Payments made or received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.
(6)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Crossover Series 9 Index.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.
Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments. The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2009, which may result in movement between level 1 and level 2.

SMA Relationship Trust — Series A

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$7,389,135	$10,926,204	$—	$18,315,339
Other financial instruments(1)	(714,057)	(2,331,721)	—	(3,045,778)
Total	$6,675,078	$8,594,483	$—	$15,269,561

(1)	Other financial instruments may include open futures contracts, swap contracts, written options and forward foreign currency contracts.

SMA Relationship Trust – Series M

Summary of municipal securities by state (unaudited)
As a percentage of net assets as of March 31, 2009

Long-term municipal bonds
Arizona	1.48%
Colorado	6.51
Connecticut	1.52
Delaware	3.72
Georgia	5.25
Illinois	17.32
Indiana	5.77
Maryland	5.01
Massachusetts	3.18
Michigan	2.91
Missouri	1.42
Nevada	5.94
New Jersey	2.32
New York	10.26
North Carolina	2.99
Ohio	3.01
Puerto Rico	3.93
Texas	12.51
Washington	2.14

Total long-term municipal bonds	97.19
Total short-term investments	1.54

Total investments	98.73
Cash and other assets, less liabilities	1.27

Net assets	100.00%

SMA Relationship Trust – Series M – Portfolio of investments
March 31, 2009 (unaudited)

	Face
Security description	amount	Value

Long-term municipal bonds — 97.19%
Arizona — 1.48%
Salt River Project Agricultural Improvement &
Power District Revenue Bonds,
Series A, 5.125%, due 01/01/27	$3,465,000	$3,504,155

Colorado — 6.51%
Colorado Health Facilities Authority Revenue Bonds,
Series E, 5.125%, due 11/15/16(1),(2)	360,000	422,964
Series E, 5.125%, due 11/15/25(2)	6,290,000	5,666,661
Regional Transportation District Revenue Bonds,
Series A, AMBAC, 5.000%, due 11/01/16(1)	8,000,000	9,325,520

		15,415,145

Connecticut — 1.52%
State of Connecticut General Obligation Bonds,
Series C, 5.000%, due 11/01/11	3,280,000	3,596,946

Delaware — 3.72%
State of Delaware General Obligation Bonds
Series A, 5.000%, due 01/01/12	8,000,000	8,817,520

Georgia — 5.25%
State of Georgia General Obligation Bonds,
Series E, 5.000%, due 08/01/19	5,000,000	5,648,850
Series E, 5.000%, due 08/01/21	6,160,000	6,794,049

		12,442,899

Illinois — 17.32%
Chicago Metropolitan Water Reclamation
District-Greater Chicago General Obligation Bonds,
5.000%, due 12/01/18	10,600,000	11,659,046
Chicago O’Hare International Airport Revenue Bonds,
Series B, MBIA, 5.250%, due 01/01/18	10,000,000	10,245,900
City of Chicago General Obligation Bonds,
Series B, AMBAC, 5.000%, due 12/01/20	8,450,000	8,730,287
De Witt Ford County Community School
District No. 540 General Obligation Bonds, FSA,
5.000%, due 12/01/24	8,425,000	8,628,042
Will County Community School District No. 161 General Obligation Bonds, FGIC,
4.193%, due 01/01/12(3)	1,915,000	1,736,024

		40,999,299

Indiana — 5.77%
Indiana Health & Educational Facilities
Financing Authority Hospital Revenue Bonds,
Series B, 5.000%, due 02/15/17	2,000,000	1,928,000
Series B, 5.000%, due 02/15/30	5,075,000	3,960,226
Purdue University Revenue Bonds,
Series A, 5.000%, due 07/01/13(1)	6,850,000	7,772,900

		13,661,126

Maryland — 5.01%
Howard County General Obligation Bonds,
Series B, 5.000%, due 02/15/11	11,035,000	11,863,287

Massachusetts — 3.18%
Massachusetts State Water Pollution Abatement Revenue Bonds,
Series A, 5.250%, due 08/01/19	6,495,000	7,520,820

Michigan — 2.91%
Michigan Municipal Bond Authority Revenue Bonds,
FSA, 5.000%, due 06/01/15	6,290,000	6,881,197

Missouri — 1.42%
Missouri State Highways & Transit Commission Revenue Bonds,
5.000%, due 02/01/19	2,950,000	3,371,290

Nevada — 5.94%
Clark County General Obligation Bonds,
AMBAC, 5.000%, due 11/01/21	5,235,000	5,304,678
Clark County School District General Obligation Bonds,
Series B, AMBAC, 5.000%, due 06/15/19	8,650,000	8,759,768

		14,064,446

New Jersey — 2.32%
New Jersey Economic Development Authority Revenue Bonds,
5.375%, due 06/15/14	1,240,000	1,178,037
New Jersey State Transportation Trust Fund Authority Revenue Bonds,
Series A, 5.500%, due 12/15/21	4,070,000	4,324,009

		5,502,046

New York — 10.26%
Long Island Power Authority Electric System Revenue Bonds,
Series E, 5.000%, due 12/01/17	5,000,000	5,107,600
New York City Municipal Water Finance Authority Revenue Bonds,
Series E, FSA-CR, 5.000%, due 06/15/26	7,475,000	7,510,058
Triborough Bridge & Tunnel Authority Revenue Bonds,
Series C, 5.000%, due 11/15/22	6,305,000	6,637,273
AMBAC, 5.125%, due 11/15/26	5,000,000	5,039,600

		24,294,531

North Carolina — 2.99%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
Series A, AMBAC, 5.000%, due 01/01/16	5,800,000	5,845,820
Series A, 6.400%, due 01/01/21(1)	1,000,000	1,233,720

		7,079,540

Ohio — 3.01%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds,
Series A-2, 5.125%, due 06/01/24	10,000,000	7,138,200

Puerto Rico — 3.93%
Puerto Rico Highway & Transportation Authority Revenue Bonds,
Series N, 5.500%, due 07/01/23	3,320,000	2,842,949
University of Puerto Rico Revenue Bonds,
Series P, 5.000%, due 06/01/20	7,825,000	6,455,391

		9,298,340

Texas — 12.51%
City of Brownsville General Obligation Bonds,
AMBAC, 6.045%, due 02/15/11(3)	1,315,000	1,209,497
North East Independent School District General Obligation Bonds,
Series A, PSF-GTD, 5.000%, due 08/01/27	5,000,000	5,150,800
San Antonio Electric & Gas Revenue Bonds,
5.000%, due 02/01/19	10,000,000	10,628,500
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds,
Series A, 5.000%, due 02/15/22	5,000,000	4,929,750
Texas State Transportation Commission Revenue Bonds,
Series A, 5.000%, due 04/01/20	7,105,000	7,692,797

		29,611,344

Washington — 2.14%
State of Washington General Obligation Bonds,
Series B, FSA, 5.000%, due 07/01/29	5,000,000	5,061,150

Total long-term municipal bonds (cost — $237,556,719)		230,123,281

	Shares

Short-term investment — 1.54%
JPMorgan Tax Free Money Market Fund,
0.085%(4) (cost — $3,637,504)	3,637,504	3,637,504

Total investments — 98.73% (cost — $241,194,223)		233,760,785
Cash and other assets, less liabilities — 1.27%		3,013,825

Net assets — 100.00%		$236,774,610

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $241,194,223; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,631,372
Gross unrealized depreciation	(11,064,810)

Net unrealized depreciation	$(7,433,438)

(1)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier reset date or the date of the prerefunded call.
(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2009.
(3)	Rate shown reflects annualized yield at March 31, 2009 on zero coupon bond.
(4)	The rate shown reflects the yield at March 31, 2009.

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
FSA-CR	Financial Security Assurance Custodial Receipts
MBIA	MBIA Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.
Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

SMA Relationship Trust — Series M

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$233,760,785	$—	$233,760,785
Total	$—	$233,760,785	$—	$233,760,785

SMA Relationship Trust – Series T

Industry diversification (unaudited)(1)
As a percentage of net assets as of March 31, 2009

Investment companies
UBS Corporate Bond Relationship Fund	37.14%
UBS U.S. Securitized Mortgage Relationship Fund	45.41

Total investment companies	82.55
Short-term investments	18.40

Total investments	100.95
Liabilities, in excess of cash and other assets	(0.95)

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the SMA Relationship Trust - Series T. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

SMA Relationship Trust – Series T – Portfolio of investments
March 31, 2009 (unaudited)

Security description	Shares/units	Value

Investment companies — 82.55%
UBS Corporate Bond Relationship Fund*(1)	3,355,314	$36,109,555
UBS U.S. Securitized Mortgage Relationship Fund*(1)	8,761,932	44,151,377

Total investment companies (cost — $141,824,667)		80,260,932

Short-term investment — 18.40%
JPMorgan Liquid Asset Money Market Fund, 0.556%(2)
(cost — $17,894,902)	17,894,902	17,894,902

Total investments — 100.95% (cost — $159,719,569)		98,155,834
Liabilities, in excess of cash and other assets — (0.95)%		(926,723)

Net assets — 100.00%		$97,229,111

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $159,719,569; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(61,563,735)

Net unrealized depreciation	$(61,563,735)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2009.

The Fund adopted Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical investments.
Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.
Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments.

SMA Relationship Trust — Series T

Measurements at 03/31/09

Description	Quoted prices in active markets for identical investments (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Investments, at value	$—	$98,155,834	$—	$98,155,834
Total	$—	$98,155,834	$—	$98,155,834

1) Valuation of investments
Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities or instruments from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities or instruments. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Series T’s portfolio securities primarily consisted of four underlying funds: UBS Opportunistic High Yield Relationship Fund or UBS High Yield Relationship Fund, UBS Opportunistic Emerging Markets Debt Relationship Fund, UBS Corporate Bond Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund but currently holds two (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The value of the Underlying Funds will be their net asset value at the time each Underlying Fund’s shares are priced.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

2) Swap agreements:
Series A and Series M may engage in swap agreements, including interest rate, credit default and total return swap agreements. The Funds expect to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Series A and Series M may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap agreement is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will pay full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return or payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2009 for which a Fund is the seller of protection are disclosed under the section “Credit default swaps on credit indices- sell protection” in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Daily fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3) Transactions with affiliates
 The Funds may invest in units of certain affiliated investment companies also sponsored by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended March 31, 2009 were as follows:

SMA Relationship Trust – Series A

					Change in net
					unrealized
				Net realized	appreciation
Affiliated investment companies	Value 12/31/08	Purchases	Sales proceeds	gain (loss)	(depreciation)	Value 03/31/09	% of net assets

UBS U.S. Equity Alpha Relationship Fund	$3,942,771	$—	$820,000	$(551,711)	$152,960	$2,724,020	14.95%
UBS U.S. Large Cap Growth Equity Relationship Fund	4,006,806	—	800,000	(447,479)	432,990	3,192,317	17.51

	$7,949,577	$—	$1,620,000	$(999,190)	$585,950	$5,916,337	32.46%

SMA Relationship Trust – Series T

					Change in net
					unrealized
				Net realized	appreciation
Affiliated investment companies	Value 12/31/08	Purchases	Sales proceeds	gain (loss)	(depreciation)	Value 03/31/09	% of net assets

UBS Corporate Bond Relationship Fund	$42,711,407	$—	$5,000,000	$(458,416)	$(1,143,436)	$36,109,555	37.14%
UBS U.S. Securitized Mortgage Relationship Fund	86,654,737	2,000,000	29,500,000	(38,285,458)	23,282,098	44,151,377	45.41

	$129,366,144	$2,000,000	$34,500,000	$(38,743,874)	$22,138,662	$80,260,932	82.55%

Series M did not have any investments in affiliated investment companies during the period ended at March 31, 2009.

For more information regarding the Funds’ other significant accounting policies please refer to the Funds’ annual report to shareholders dated December 31, 2008.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 29, 2009